Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	$ 8,710
Payments due by period, less than 1-year	1,888
Payments due by period, 2-year	1,457
Payments due by period, 3-year	1,457
Payments due by period, 4-year	1,209
Payments due by period, 5-year	1,055
Payments due by period, more than 5-years	1,644
Hire on Leased Vessel [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	1,360
Payments due by period, less than 1-year	402
Payments due by period, 2-year	402
Payments due by period, 3-year	402
Payments due by period, 4-year	154
Payments due by period, 5-year
Payments due by period, more than 5-years
Service Fee To Manager [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	4,031	[1]
Payments due by period, less than 1-year	1,031	[1]
Payments due by period, 2-year	600	[1]
Payments due by period, 3-year	600	[1]
Payments due by period, 4-year	600	[1]
Payments due by period, 5-year	600	[1]
Payments due by period, more than 5-years	600	[1]
Management Fee To Manager [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	3,319
Payments due by period, less than 1-year	455
Payments due by period, 2-year	455
Payments due by period, 3-year	455
Payments due by period, 4-year	455
Payments due by period, 5-year	455
Payments due by period, more than 5-years	$ 1,044

[1]	As of June 1, 2017, the services fees were reduced to $50 per month from $136.